UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015



[LOGO OF USAA]
   USAA(R)

                                            [GRAPHIC OF USAA MONEY MARKET FUND]

 ==============================================================

       SEMIANNUAL REPORT
       USAA MONEY MARKET FUND
       JANUARY 31, 2015

 ==============================================================

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR INVESTORS
TO FOCUS LESS ON WHAT'S HAPPENING DAY-TO-DAY IN     [PHOTO OF BROOKS ENGLEHARDT]
THE FINANCIAL MARKETS AND MORE ON THEIR OWN
FINANCIAL WELL-BEING."

--------------------------------------------------------------------------------

MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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  it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUND OBJECTIVE                                                               1

MANAGER'S COMMENTARY                                                         2

INVESTMENT OVERVIEW                                                          4

FINANCIAL INFORMATION

    Portfolio of Investments                                                 8

    Notes to Portfolio of Investments                                       27

    Financial Statements                                                    30

    Notes to Financial Statements                                           33

EXPENSE EXAMPLE                                                             42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202727-0315

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

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FUND OBJECTIVE

THE USAA MONEY MARKET FUND (THE FUND) SEEKS THE HIGHEST INCOME CONSISTENT WITH PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

--------------------------------------------------------------------------------

TYPES OF INVESTMENTS

The Fund invests its assets in high-quality, U.S. dollar-denominated, short-term debt securities of domestic and foreign issuers that have been determined to present minimal credit risk and comply with strict Securities and Exchange Commission guidelines applicable to money market funds.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

================================================================================

MANAGER'S COMMENTARY ON THE FUND

TONY ERA                                                     [PHOTO OF TONY ERA]
USAA Asset Management Company

--------------------------------------------------------------------------------

o  WHAT WERE MARKET CONDITIONS DURING THE REPORTING PERIOD?

   When the six-month reporting period began, longer-term interest rates trended down. They edged up during September on speculation that an improving U.S. economy would lead the Federal Reserve (the Fed) to raise short-term interest rates sooner than expected. In early October, rates fell on a slide in oil prices as well as fears regarding the Ebola outbreak. As previously announced, the Fed ended its quantitative easing bond-buying program at the end of October. During November, after the Fed suggested it would wait a "considerable time" before raising short-term interest rates, longer-term interest rates rose. They took a new turn downward in early December on a further drop in oil prices, eurozone economic weakness, slowing growth in China, and concerns about Russia. During January 2015, longer-term interest rates continued to fall, with volatility increasing mid-month after Switzerland's central bank announced it would cease its currency peg to the euro, causing the Swiss franc to appreciate significantly versus the euro and driving the yield on Swiss government bonds into negative territory. During the reporting period, the U.S. Treasury yield curve flattened, as longer-term maturities fell more than shorter-term maturities.

   The Fed held the target federal funds rate between 0% and 0.25% throughout the reporting period. As a result, yields on money market mutual funds remained at or near 0%. Despite historically low absolute yields, investors continued to rely on money market funds for the safety and liquidity they provide.

================================================================================

2 | USAA MONEY MARKET FUND

================================================================================

o HOW DID THE USAA MONEY MARKET FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

   For the six-month reporting period ended January 31, 2015, the seven-day yield on the Fund remained at 0.01%. The total return for the same period was 0.01%, compared to an average of 0.01% for all money market funds ranked by iMoneyNet, Inc.

   USAA Asset Management Company is the Fund's investment adviser. The investment adviser provides day-to-day discretionary management for the Fund's assets.

o  WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

   With little expectation that short-term interest rates would rise over the near term, we generally maintained the portfolio's duration throughout the reporting period. (Duration is a measure of the Fund's sensitivity to interest rates.) In addition, the Fund continued to invest in variable-rate demand notes (VRDNs), which are likely to benefit when interest rates rise because of the frequency of their interest rate reset feature. The Fund's investments in VRDNs allow flexibility because they can be sold at par (100% of face value) upon notice of seven days or less. In addition, most of these VRDNs are guaranteed by a bank for the payment of both principal and interest, providing the Fund with a degree of safety and liquidity.

   As always, we relied on our team of credit analysts to help us identify securities that represented relative value. These specialists also continue to analyze and monitor every holding in the portfolio.

   Thank you for your continued investment in the Fund.

   Refer to page 5 for the benchmark definition.

   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

INVESTMENT OVERVIEW

USAA MONEY MARKET FUND (THE FUND)
(Ticker Symbol: USAXX)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                             1/31/15               7/31/14
--------------------------------------------------------------------------------
Net Assets                                $5.3 Billion           $5.2 Billion
Net Asset Value Per Share                     $1.00                 $1.00
Dollar-Weighted Average
Portfolio Maturity(+)                        42 Days               50 Days

(+)Obtained by multiplying the dollar value of each investment by the number of days left to its maturity, adding those figures together, and dividing them by the total dollar value of the Fund's portfolio.

---------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
---------------------------------------------------------------------------------
   7/31/14 - 1/31/15*          1 YEAR        5 YEARS                 10 YEARS
         0.01%                 0.01%          0.02%                    1.57%

---------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
---------------------------------------------------------------------------------
       1 YEAR                        5 YEARS                         10 YEARS
       0.01%                          0.02%                            1.59%

---------------------------------------------------------------------------------
   7-DAY YIELD AS OF 1/31/15                      EXPENSE RATIO AS OF 7/31/14**
---------------------------------------------------------------------------------
       SUBSIDIZED                0.01%                          0.63%
       UNSUBSIDIZED             -0.45%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or reinvested net investment income. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

================================================================================

4  | USAA MONEY MARKET FUND

================================================================================

                           o 7-DAY YIELD COMPARISON o

                        [CHART OF 7-DAY YIELD COMPARISON]

                              USAA MONEY MARKET
                                    FUND                       iMONEYNET AVERAGE
 1/28/2014                          0.01%                            0.01%
 2/25/2014                          0.01                             0.01
 3/25/2014                          0.01                             0.01
 4/29/2014                          0.01                             0.01
 5/27/2014                          0.01                             0.01
 6/24/2014                          0.01                             0.01
 7/29/2014                          0.01                             0.01
 8/26/2014                          0.01                             0.01
 9/30/2014                          0.01                             0.01
10/28/2014                          0.01                             0.01
11/25/2014                          0.01                             0.01
12/30/2014                          0.01                             0.01
 1/27/2015                          0.01                             0.01

                                   [END CHART]

      Data represents the last Tuesday of each month. Ending date 1/27/15.

The graph tracks the USAA Money Market Fund's seven-day yield against an average of first-tier major money market fund yields calculated by iMoneyNet, Inc. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

Past performance is no guarantee of future results.

================================================================================

                                                        INVESTMENT OVERVIEW |  5

================================================================================

                      o CUMULATIVE PERFORMANCE OF $10,000 o

                  [CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                                          USAA MONEY MARKET FUND
 1/31/2005                                                     $10,000.00
 2/28/2005                                                      10,015.50
 3/31/2005                                                      10,034.08
 4/30/2005                                                      10,054.13
 5/31/2005                                                      10,074.74
 6/30/2005                                                      10,096.77
 7/31/2005                                                      10,120.82
 8/31/2005                                                      10,146.33
 9/30/2005                                                      10,174.54
10/31/2005                                                      10,201.82
11/30/2005                                                      10,231.77
12/31/2005                                                      10,266.89
 1/31/2006                                                      10,297.99
 2/28/2006                                                      10,330.04
 3/31/2006                                                      10,369.04
 4/30/2006                                                      10,403.36
 5/31/2006                                                      10,442.78
 6/30/2006                                                      10,484.83
 7/31/2006                                                      10,524.39
 8/31/2006                                                      10,567.54
 9/30/2006                                                      10,610.84
10/31/2006                                                      10,652.88
11/30/2006                                                      10,695.12
12/31/2006                                                      10,741.88
 1/31/2007                                                      10,783.08
 2/28/2007                                                      10,822.87
 3/31/2007                                                      10,868.41
 4/30/2007                                                      10,909.74
 5/31/2007                                                      10,954.14
 6/30/2007                                                      10,998.46
 7/31/2007                                                      11,041.57
 8/31/2007                                                      11,091.41
 9/30/2007                                                      11,131.41
10/31/2007                                                      11,174.76
11/30/2007                                                      11,217.28
12/31/2007                                                      11,258.03
 1/31/2008                                                      11,294.72
 2/29/2008                                                      11,324.70
 3/31/2008                                                      11,351.12
 4/30/2008                                                      11,377.33
 5/31/2008                                                      11,404.14
 6/30/2008                                                      11,426.83
 7/31/2008                                                      11,449.65
 8/31/2008                                                      11,473.33
 9/30/2008                                                      11,502.71
10/31/2008                                                      11,542.22
11/30/2008                                                      11,563.40
12/31/2008                                                      11,582.56
 1/31/2009                                                      11,596.82
 2/28/2009                                                      11,608.21
 3/31/2009                                                      11,620.22
 4/30/2009                                                      11,631.04
 5/31/2009                                                      11,642.90
 6/30/2009                                                      11,653.49
 7/31/2009                                                      11,662.80
 8/31/2009                                                      11,668.90
 9/30/2009                                                      11,673.03
10/31/2009                                                      11,675.92
11/30/2009                                                      11,677.41
12/31/2009                                                      11,680.14
 1/31/2010                                                      11,680.32
 2/28/2010                                                      11,680.41
 3/31/2010                                                      11,680.51
 4/30/2010                                                      11,680.61
 5/31/2010                                                      11,680.70
 6/30/2010                                                      11,680.80
 7/31/2010                                                      11,680.90
 8/31/2010                                                      11,681.00
 9/30/2010                                                      11,681.09
10/31/2010                                                      11,681.19
11/30/2010                                                      11,681.29
12/31/2010                                                      11,682.71
 1/31/2011                                                      11,682.80
 2/28/2011                                                      11,682.89
 3/31/2011                                                      11,682.99
 4/30/2011                                                      11,683.09
 5/31/2011                                                      11,683.18
 6/30/2011                                                      11,683.27
 7/31/2011                                                      11,683.37
 8/31/2011                                                      11,683.47
 9/30/2011                                                      11,683.57
10/31/2011                                                      11,683.67
11/30/2011                                                      11,683.76
12/31/2011                                                      11,683.87
 1/31/2012                                                      11,685.97
 2/29/2012                                                      11,686.07
 3/31/2012                                                      11,686.17
 4/30/2012                                                      11,686.26
 5/31/2012                                                      11,686.36
 6/30/2012                                                      11,686.46
 7/31/2012                                                      11,686.55
 8/31/2012                                                      11,686.66
 9/30/2012                                                      11,686.75
10/31/2012                                                      11,686.85
11/30/2012                                                      11,686.95
12/31/2012                                                      11,687.39
 1/31/2013                                                      11,687.49
 2/28/2013                                                      11,687.58
 3/31/2013                                                      11,687.68
 4/30/2013                                                      11,687.78
 5/31/2013                                                      11,687.88
 6/30/2013                                                      11,687.97
 7/31/2013                                                      11,688.07
 8/31/2013                                                      11,688.17
 9/30/2013                                                      11,688.27
10/31/2013                                                      11,688.38
11/30/2013                                                      11,688.47
12/31/2013                                                      11,688.63
 1/31/2014                                                      11,688.73
 2/28/2014                                                      11,688.81
 3/31/2014                                                      11,688.91
 4/30/2014                                                      11,689.01
 5/31/2014                                                      11,689.11
 6/30/2014                                                      11,689.20
 7/31/2014                                                      11,689.30
 8/31/2014                                                      11,689.40
 9/30/2014                                                      11,689.50
10/31/2014                                                      11,689.60
11/30/2014                                                      11,689.69
12/31/2014                                                      11,689.86
 1/31/2015                                                      11,689.96

                                   [END CHART]

                       Data from 1/31/05 through 1/31/15.

The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Money Market Fund.

Past performance is no guarantee of future results. The cumulative performance quoted assumes reinvestment of all net investment income and realized capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. For seven-day yield information, please refer to the Fund's investment overview page.

================================================================================
6  | USAA MONEY MARKET FUND

================================================================================

                           o PORTFOLIO MIX - 1/31/15 o

                     [PIE CHART OF PORTFOLIO MIX - 1/31/15]

VARIABLE-RATE DEMAND NOTES                                                 39.7%
COMMERCIAL PAPER                                                           30.7%
FIXED-RATE INSTRUMENTS                                                     26.8%
ADJUSTABLE-RATE NOTES                                                       4.0%
PUT BONDS                                                                   0.1%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 8-26.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (26.8%)

            DIVERSIFIED BANKS (18.1%)
$ 64,469    Bank of America Corp.                                4.50%            4/01/2015   $     64,882
  37,310    Bank of America Corp.                                3.70             9/01/2015         37,931
  39,361    Bank of America Corp.                                1.50            10/09/2015         39,528
  25,000    Bank of Nova Scotia                                  0.28             2/06/2015         25,000
  25,000    BNP Paribas S.A.                                     0.23             4/07/2015         25,000
  25,000    BNP Paribas S.A.                                     0.41             4/20/2015         25,000
  25,000    Canadian Imperial Bank of Commerce                   0.22             2/17/2015         25,000
  25,000    Canadian Imperial Bank of Commerce                   0.20             3/05/2015         25,000
  25,000    DnB NOR Bank ASA                                     0.15             3/23/2015         25,000
  25,000    DnB NOR Bank ASA                                     0.25             7/15/2015         25,000
  20,403    JPMorgan Chase & Co.                                 1.88             3/20/2015         20,440
   6,000    JPMorgan Chase & Co.                                 1.10            10/15/2015          6,014
  25,000    Landesbank Baden-Wuerttemberg                        0.23             2/12/2015         25,000
  25,000    Landesbank Hessen Thueringen                         0.18             2/17/2015         25,000
  30,000    Lloyds TSB Bank plc                                  0.36             2/12/2015         30,000
  25,000    Lloyds TSB Bank plc                                  0.23             3/09/2015         25,000
  25,000    Lloyds TSB Bank plc                                  0.25             5/18/2015         25,000
  25,000    Mizuho Bank Ltd.                                     0.21             3/31/2015         25,000
  25,000    Natixis                                              0.32             3/03/2015         25,000
  25,000    Natixis                                              0.23             3/04/2015         25,000
  25,000    Norinchukin Bank                                     0.20             2/17/2015         25,000
  25,000    Rabobank Nederland N.V.                              0.25             8/04/2015         25,000
  25,000    Rabobank Nederland N.V.                              0.31             2/06/2015         25,000
  25,000    Skandinaviska Enskilda Banken AB                     0.27             3/05/2015         25,000
  25,000    Skandinaviska Enskilda Banken AB                     0.20             5/29/2015         25,000
  25,000    Skandinaviska Enskilda Banken AB                     0.25             7/16/2015         25,000
  25,000    Skandinaviska Enskilda Banken AB                     0.35            10/16/2015         25,000
  25,000    Standard Chartered Bank                              0.33             3/04/2015         25,000
  25,000    Standard Chartered Bank                              0.27             5/19/2015         25,000
  25,000    Standard Chartered Bank                              0.32             7/17/2015         25,000
  25,000    Sumitomo Mitsui Banking Corp.                        0.24             4/13/2015         25,000
  25,000    Swedbank AB                                          0.26             2/27/2015         25,000
  25,000    Swedbank AB                                          0.26             3/06/2015         25,000
  41,000    Wells Fargo & Co.                                    1.25             2/13/2015         41,012

================================================================================

8  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
$ 35,000    WELLS FARGO & CO.                                    3.63%            4/15/2015   $     35,225
                                                                                              ------------
                                                                                                   950,032
                                                                                              ------------
            DIVERSIFIED CAPITAL MARKETS (1.9%)
  25,000    Credit Suisse AG                                     0.29             2/02/2015         25,000
  25,000    Credit Suisse AG                                     0.40             3/05/2015         25,000
  25,000    Credit Suisse AG                                     0.29             4/20/2015         25,000
  25,000    Credit Suisse AG                                     0.32             5/04/2015         25,000
                                                                                              ------------
                                                                                                   100,000
                                                                                              ------------
            GENERAL OBLIGATION (0.3%)
   8,000    Addison CSD                                          1.25             9/15/2015          8,042
   4,400    Duluth ISD (NBGA) (a)                                1.00             6/01/2015          4,406
   1,820    New Rochelle                                         1.00             3/06/2015          1,821
                                                                                              ------------
                                                                                                    14,269
                                                                                              ------------
            INVESTMENT BANKING & BROKERAGE (2.3%)
  52,408    Morgan Stanley                                       6.00             4/28/2015         53,085
  55,147    Morgan Stanley                                       4.00             7/24/2015         56,035
  11,700    Morgan Stanley                                       3.45            11/02/2015         11,928
                                                                                              ------------
                                                                                                   121,048
                                                                                              ------------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
   9,260    General Electric Capital Corp.                       4.88             3/04/2015          9,296
   9,500    General Electric Capital Corp.                       3.50             6/29/2015          9,623
  30,213    General Electric Capital Corp.                       1.00             1/08/2016         30,368
  25,000    Toronto-Dominion Bank                                0.20             4/30/2015         25,000
  25,000    Toronto-Dominion Bank                                0.25             7/21/2015         25,000
                                                                                              ------------
                                                                                                    99,287
                                                                                              ------------
            REGIONAL BANKS (2.3%)
  25,000    MUFG Union Bank, N.A.                                0.34            10/13/2015         25,000
  63,139    PNC Funding Corp.                                    3.63             2/08/2015         63,178
   8,987    PNC Funding Corp.                                    4.25             9/21/2015          9,188
  25,000    Union Bank, N.A.                                     0.23             3/16/2015         25,000
                                                                                              ------------
                                                                                                   122,366
                                                                                              ------------
            Total Fixed-Rate Instruments (Cost: $1,407,002)                                      1,407,002
                                                                                              ------------

            COMMERCIAL PAPER (30.7%)

            ASSET-BACKED FINANCING (16.3%)
  25,000    Alpine Securitzation (b),(c)                         0.26             2/02/2015         25,000
  25,000    Alpine Securitzation (b),(c)                         0.26             2/20/2015         24,997
  20,000    Alpine Securitzation (b),(c)                         0.26             5/11/2015         19,986
  25,000    Barton Capital, LLC (b),(c)                          0.18             2/05/2015         24,999

================================================================================
                                                   PORTFOLIO OF INVESTMENTS |  9

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
$ 25,000    Barton Capital, LLC (b),(c)                          0.18%            2/23/2015    $    24,997
  20,000    Fairway Finance Corp. (b),(c)                        0.17             2/18/2015         19,998
  30,000    Fairway Finance Corp. (b),(c)                        0.17             2/19/2015         29,997
  25,000    Fairway Finance Corp. (b),(c)                        0.18             4/02/2015         24,992
  25,000    Fairway Finance Corp. (b),(c)                        0.16             4/08/2015         24,993
  19,032    Fairway Finance Corp. (b),(c)                        0.26             7/13/2015         19,010
  15,083    Gotham Funding Corp. (b),(c)                         0.17             2/09/2015         15,082
  25,000    Gotham Funding Corp. (b),(c)                         0.15             2/26/2015         24,997
  25,000    Gotham Funding Corp. (b),(c)                         0.17             3/18/2015         24,995
  28,750    Govco, LLC (b),(c)                                   0.12             2/02/2015         28,750
  20,000    Govco, LLC (b),(c)                                   0.18             3/17/2015         19,996
  25,000    Hannover Funding Co., LLC (b),(c)                    0.20             2/02/2015         25,000
  30,000    Hannover Funding Co., LLC (b),(c)                    0.15             2/20/2015         29,998
  25,000    Hannover Funding Co., LLC (b),(c)                    0.15             2/24/2015         24,998
  45,000    Liberty Street Funding, LLC (b),(c)                  0.17             2/03/2015         45,000
  24,000    Liberty Street Funding, LLC (b),(c)                  0.17             2/04/2015         24,000
  15,000    Liberty Street Funding, LLC (b),(c)                  0.16             3/17/2015         14,997
  13,600    LMA Americas, LLC (b),(c)                            0.16             2/09/2015         13,599
  20,000    LMA Americas, LLC (b),(c)                            0.15             2/13/2015         19,999
   4,500    LMA Americas, LLC (b),(c)                            0.17             2/24/2015          4,499
  25,000    Manhattan Asset Funding Co., LLC (b),(c)             0.18             2/04/2015         25,000
   5,500    Manhattan Asset Funding Co., LLC (b),(c)             0.18             2/10/2015          5,500
   2,557    Manhattan Asset Funding Co., LLC (b),(c)             0.17             2/17/2015          2,557
  10,500    Manhattan Asset Funding Co., LLC (b),(c)             0.17             2/24/2015         10,499
  25,000    Nieuw Amsterdam Receivables Corp. (b),(c)            0.17             2/11/2015         24,999
  30,000    Nieuw Amsterdam Receivables Corp. (b),(c)            0.17             4/16/2015         29,989
  25,000    Old Line Funding, LLC (b),(c)                        0.17             3/12/2015         24,995
  25,000    Old Line Funding, LLC (b),(c)                        0.18             3/19/2015         24,994
  13,300    Old Line Funding, LLC (b),(c)                        0.21             4/27/2015         13,293
  15,000    Ridgefield Funding Co., LLC (b)                      0.24             3/11/2015         14,996
  25,000    Ridgefield Funding Co., LLC (b)                      0.24             3/13/2015         24,993
  15,000    Ridgefield Funding Co., LLC (b)                      0.21             3/16/2015         14,996
  25,000    Victory Receivables Corp. (b),(c)                    0.16             2/04/2015         25,000
   4,000    Victory Receivables Corp. (b),(c)                    0.17             2/19/2015          4,000
  30,000    Victory Receivables Corp. (b),(c)                    0.17             2/25/2015         29,997
  25,000    Working Capital Management Co. (b),(c)               0.20             2/17/2015         24,998
                                                                                               -----------
                                                                                                   855,685
                                                                                               -----------
            AUTO PARTS & EQUIPMENT (0.4%)
  22,604    Johnson Controls, Inc. (b),(c)                       0.28             2/02/2015         22,604
                                                                                               -----------
            DRUG RETAIL (0.2%)
  10,800    CVS Corp. (b),(c)                                    0.32             2/02/2015         10,800
                                                                                               -----------

================================================================================

10  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
            EDUCATION (2.5%)
$ 12,190    Board of Regents of the Univ. of Houston System      0.14%            3/11/2015    $    12,190
   5,587    Board of Regents of the Univ. of Houston System      0.14             3/11/2015          5,587
  30,000    Board Trustees of Michigan State Univ.               0.13             2/11/2015         30,000
  15,000    Emory Univ.                                          0.18             5/20/2015         15,000
  36,100    Emory Univ.                                          0.21             6/10/2015         36,100
  15,000    Johns Hopkins Univ.                                  0.12             3/24/2015         15,000
  19,150    Yale Univ.                                           0.12             5/05/2015         19,144
                                                                                               -----------
                                                                                                   133,021
                                                                                               -----------
            EDUCATION SERVICES (1.2%)
  20,000    American Univ.                                       0.12             2/12/2015         19,999
  20,000    American Univ.                                       0.10             2/13/2015         19,999
  10,000    American Univ.                                       0.15             3/12/2015          9,999
  15,000    Baylor Univ.                                         0.15             5/12/2015         14,994
                                                                                               -----------
                                                                                                    64,991
                                                                                               -----------
            ELECTRIC/GAS UTILITIES (1.4%)
  30,000    Long Island Power Auth.
             (LOC - Royal Bank of Canada)                        0.14             2/05/2015         30,000
  30,000    Long Island Power Auth.
             (LOC - Royal Bank of Canada)                        0.16             4/01/2015         30,000
  13,847    South Carolina Public Service Auth.                  0.18             2/18/2015         13,847
                                                                                               -----------
                                                                                                    73,847
                                                                                               -----------
            GENERAL OBLIGATION (0.6%)
  32,600    Texas Public Finance Auth.                           0.12             4/01/2015         32,600
                                                                                               -----------
            HEALTH CARE FACILITIES (1.2%)
  45,000    Baptist Memorial Health Care Corp.                   0.15             2/10/2015         45,000
  15,000    Baptist Memorial Health Care Corp.                   0.20             2/24/2015         15,000
                                                                                               -----------
                                                                                                    60,000
                                                                                               -----------
            HOSPITAL (5.4%)
   7,900    Catholic Health Initiatives                          0.16             2/10/2015          7,900
  11,600    Catholic Health Initiatives                          0.16             2/12/2015         11,599
  40,000    Catholic Health Initiatives                          0.20             3/10/2015         39,992
  46,049    Catholic Health Initiatives                          0.15             3/24/2015         46,039
  15,000    Catholic Health Initiatives                          0.19             5/18/2015         14,992
  30,000    Inova Health Systems Foundation                      0.13             2/17/2015         29,998
  40,000    Inova Health Systems Foundation                      0.13             3/17/2015         39,994
  30,000    Inova Health Systems Foundation                      0.14             4/08/2015         29,992
  22,000    Kaiser Foundation Hospital                           0.16             2/11/2015         21,999
  20,000    Kaiser Foundation Hospital                           0.18             3/24/2015         19,995

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
$ 20,000    Kaiser Foundation Hospital                           0.22%            7/16/2015    $    19,980
                                                                                               -----------
                                                                                                   282,480
                                                                                               -----------
            SOFT DRINKS (1.5%)
  15,000    Coca-Cola Co. (b),(c)                                0.21             2/26/2015         14,998
  23,800    Coca-Cola Co. (b),(c)                                0.14             5/07/2015         23,791
  20,000    Coca-Cola Co. (b),(c)                                0.24             6/23/2015         19,981
  20,000    Coca-Cola Co. (b),(c)                                0.21             7/09/2015         19,981
                                                                                               -----------
                                                                                                    78,751
                                                                                               -----------
            Total Commercial Paper (cost: $1,614,779)                                            1,614,779
                                                                                               -----------
            PUT BONDS (0.1%)

            ELECTRIC UTILITIES (0.1%)
   5,000    Mobile IDB (cost: $5,000)                            0.32             7/15/2034          5,000
                                                                                               -----------
            VARIABLE-RATE DEMAND NOTES (39.7%)

            AEROSPACE & DEFENSE (0.2%)
   9,595    Albertville IDB (LOC - JPMorgan Chase Bank, N.A.)    0.10             3/01/2018          9,595
                                                                                               -----------
            AGRICULTURAL PRODUCTS (1.7%)
   2,100    Dallam County IDC (LOC - Wells Fargo Bank, N.A.)     0.06             1/01/2027          2,100
  15,000    Indiana Finance Auth.                                0.06             6/01/2041         15,000
  15,000    Iowa Finance Auth.                                   0.05             6/01/2036         15,000
  20,000    Iowa Finance Auth.                                   0.05             9/01/2036         20,000
  35,000    Iowa Finance Auth. (d)                               0.06             6/01/2039         35,000
   2,940    Washington Economic Dev. Finance Auth.
             (LOC - Bank of the West)                            0.13             9/01/2032          2,940
                                                                                               -----------
                                                                                                    90,040
                                                                                               -----------
            AIRLINES (0.7%)
  38,900    Chicago-O'Hare International Airport (LOC -
              Bayerische Landesbank)                             0.06             5/01/2035         38,900
                                                                                               -----------
            AIRPORT SERVICES (0.0%)
   2,000    San Antonio (LOC - Bank of America, N.A.)            0.15             4/01/2020          2,000
                                                                                               -----------
            AIRPORT/PORT (0.1%)
   4,350    Cleveland-Cuyahoga County (LOC - FirstMerit
              Bank, N.A.)                                        0.08             6/01/2031          4,350
                                                                                               -----------
            ALUMINUM (0.2%)
   7,815    Hancock County (LOC - Wells Fargo Bank, N.A.)        0.22             4/01/2028          7,815
                                                                                               -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
   4,970    St. Charles Parish (LOC - Federal Home Loan
              Bank of Atlanta)                                   0.21             9/01/2024          4,970
                                                                                               -----------

================================================================================

12  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
            ASSET-BACKED FINANCING (0.0%)
$  2,290    Capital Markets Access Co., LLC (LOC - Federal
             Home Loan Bank of Atlanta)                          0.15%            8/01/2031    $     2,290
                                                                                               -----------
            AUTO PARTS & EQUIPMENT (0.4%)
   1,725    Elkhart County (LOC - Fifth Third Bank)              0.20            12/01/2027          1,725
   4,390    Illinois Finance Auth. (LOC - Federal Home
             Loan Bank of Chicago)                               0.22             7/01/2040          4,390
     800    Michigan Strategic Fund Ltd.
             (LOC - JPMorgan Chase Bank, N.A.)                   0.43             5/01/2018            800
   3,400    Savanna (LOC - Bank of America, N.A.)                0.09             5/01/2019          3,400
  10,000    Shelbyville (LOC - Bank of Tokyo-
             Mitsubishi UFJ, Ltd.)                               0.04             4/01/2035         10,000
   1,275    Tippecanoe County (LOC - Fifth Third Bank)           0.20            11/01/2025          1,275
                                                                                               -----------
                                                                                                    21,590
                                                                                               -----------
            AUTOMOBILE MANUFACTURERS (0.2%)
  11,650    Franklin IDB (LOC - Fifth Third Bank)                0.29             4/01/2030         11,650
                                                                                               -----------
            AUTOMOTIVE RETAIL (0.0%)
     698    Kenwood Lincoln-Mercury, Inc. (LOC - PNC
             Bank, N.A.)                                         0.17             5/01/2015            698
   1,235    Kenwood Lincoln-Mercury, Inc. (LOC - PNC
             Bank, N.A.)                                         0.17             3/01/2021          1,235
                                                                                               -----------
                                                                                                     1,933
                                                                                               -----------
            BUILDING PRODUCTS (0.5%)
   2,940    Atchison (LOC - Key Bank, N.A.)                      0.17             1/01/2033          2,940
   3,990    Cornell Iron Works, Inc. (LOC -
             Bank of America, N.A.)                              0.36             4/01/2019          3,990
   2,225    Delaware EDA (LOC - Key Bank, N.A.)                  0.17             4/01/2023          2,225
   3,600    Manhattan IDB (LOC - JPMorgan Chase Bank, N.A.)      0.14             4/01/2028          3,600
   4,885    Moondance Enterprises, LP (LOC - PNC Bank, N.A.)     0.13            11/01/2020          4,885
   1,350    Tazewell County IDA (LOC - PNC Bank, N.A.)           0.10             2/01/2017          1,350
   9,400    Warren County (LOC - JPMorgan Chase Bank, N.A.)      0.19            12/01/2031          9,400
                                                                                               -----------
                                                                                                    28,390
                                                                                               -----------
            COMMERCIAL PRINTING (0.1%)
   1,550    Blair County IDA (LOC - PNC Bank, N.A.)              0.10             9/01/2017          1,550
   1,635    Colorado Housing and Finance Auth. (LOC -
             Wells Fargo Bank, N.A.)                             0.18             5/01/2027          1,635
   2,237    Fairway, LLC (LOC - Federal Home Loan
             Bank of San Francisco)                              0.12            12/01/2023          2,237

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
$  1,500    Summit County Port Auth. (LOC - Key Bank, N.A.)      0.17%            7/01/2023    $     1,500
                                                                                               -----------
                                                                                                     6,922
                                                                                               -----------
            COMMUNITY SERVICE (0.7%)
  11,600    Jackson County IDA (LOC - Commerce Bank, N.A.)       0.07             7/01/2025         11,600
   2,740    Rhode Island Health and Educational
             Building Corp. (LOC - RBS Citizens, N.A.)           0.27            12/01/2036          2,740
   5,805    Toledo Lucas County Port Auth.
             (LOC - Fifth Third Bank)                            0.08             9/01/2019          5,805
  16,305    Wisconsin Public Finance Auth.
             (LOC - Fifth Third Bank)                            0.09             2/01/2042         16,305
                                                                                               -----------
                                                                                                    36,450
                                                                                               -----------
            CONSTRUCTION MATERIALS (0.1%)
   1,855    Franklin IDB (LOC - Federal Home
             Loan Bank of Chicago)                               0.07             7/01/2032          1,855
   1,000    Sheridan (LOC - PNC Bank, N.A.)                      0.30             8/01/2016          1,000
                                                                                               -----------
                                                                                                     2,855
                                                                                               -----------
            DISTILLERS & VINTNERS (0.0%)
     100    Kentucky Rural EDA (LOC - PNC Bank, N.A.)            0.16            10/01/2016            100
                                                                                               -----------
            DISTRIBUTORS (0.3%)
  15,410    Bhavnani, LLC (LOC - U.S. Bank, N.A.)                0.16             5/01/2038         15,410
                                                                                               -----------
            DIVERSIFIED CHEMICALS (0.1%)
   6,500    Port of Port Arthur Navigation District              0.12             4/01/2033          6,500
                                                                                               -----------
            DIVERSIFIED REAL ESTATE ACTIVITIES (2.9%)
   6,150    Fiore Capital, LLC (LOC - Harris Bank, N.A.)         0.15             8/01/2045          6,150
   7,000    Fiore Capital, LLC (LOC - Harris Bank, N.A.)         0.15             8/01/2045          7,000
  15,045    Kansas City Tax Financing Commission
             (LOC - Key Bank, N.A.)                              0.17             6/01/2024         15,045
  58,400    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                 0.06             5/01/2042         58,400
  14,900    NPJ Properties, LP (LOC - Manufacturers &
             Traders Trust Co.) (b)                              0.52             2/01/2027         14,900
  28,355    Paca-Pratt Associates, Inc. (LOC - Manufacturers
             & Traders Trust Co.)                                0.52             1/01/2038         28,355
   7,586    Pinnacle Properties Dev. Group, LLC (LOC - Federal
             Home Loan Bank of Cincinnati)                       0.15             6/15/2041          7,586
   3,600    Stice-Hill Holding, L.C. (LOC - Hancock Bank)        1.50            12/01/2023          3,600
  12,995    Stobro Co., LP (LOC - Federal Home Loan Bank
             of Pittsburgh)                                      0.16             1/01/2032         12,995
                                                                                               -----------
                                                                                                   154,031
                                                                                               -----------

================================================================================

14  | USAA MONEY MARKET FUND

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
            EDUCATION (1.5%)
$  6,905    Colorado Educational and Cultural Facilities Auth.
             (LOC - Fifth Third Bank)                            0.10%            1/01/2029    $     6,905
   4,500    Madison County IDA (LOC - SunTrust Bank)             0.09            10/01/2037          4,500
  10,000    Massachusetts Dev. Finance Agency
             (LOC - RBS Citizens, N.A.)                          0.40             7/01/2043         10,000
     555    Minnesota Higher Education Facilities Auth.
             (LOC - U.S. Bank, N.A.)                             0.13             4/01/2027            555
   7,860    Missouri Health and Educational Facilities Auth.
             (LOC - Fifth Third Bank)                            0.09             7/15/2037          7,860
   3,670    Nebraska Elementary and Secondary School
             Finance Auth. (LOC - Fifth Third Bank)              0.09             9/01/2029          3,670
   2,180    New York City IDA (LOC - JPMorgan Chase
             Bank, N.A.)                                         0.05            12/01/2034          2,180
  19,565    New York City IDA (LOC - Key Bank, N.A.)             0.12             7/01/2038         19,565
     125    Summit County Port Auth. (LOC - Fifth Third Bank)    0.07             8/01/2030            125
  12,985    Univ. Athletic Association, Inc.
             (LOC - JPMorgan Chase Bank, N.A.)                   0.02            10/01/2031         12,985
  10,350    Washington Higher Education Facilities Auth.         0.07            10/01/2031         10,350
                                                                                               -----------
                                                                                                    78,695
                                                                                               -----------
            EDUCATION SERVICES (0.8%)
   2,817    Archbishop of Cincinnati (LOC - Fifth Third Bank)    0.24             4/01/2023          2,817
   6,895    Cornerstone Funding Corp. I (LOC - TD Bank, N.A.)    0.60             1/01/2025          6,895
   1,355    Educational Management Corp.
             (LOC - Old National Bank)                           0.21             5/01/2023          1,355
   2,751    Indian Creek Christian Church, Inc.
             (LOC - Fifth Third Bank)                            0.24             1/01/2056          2,751
   4,000    Lexington-Fayette Urban County Government
             (LOC - Fifth Third Bank)                            0.16             1/01/2033          4,000
  13,390    Massachusetts Health & Educational Facilities
             Auth. (LOC - Bank of America, N.A.)                 0.10            10/01/2034         13,390
   5,600    Rhode Island EDC (LOC - RBS Citizens, N.A.)          0.27             3/01/2038          5,600
   2,755    Summit Country Day School (LOC - U.S. Bank, N.A.)    0.30             2/01/2019          2,755
                                                                                               -----------
                                                                                                    39,563
                                                                                               -----------
            ELECTRIC UTILITIES (7.6%)
  39,900    Appling County Dev. Auth.                            0.04             9/01/2041         39,900
  21,040    Burke County Dev. Auth.                              0.02             7/01/2049         21,040
   6,000    Dade County IDA                                      0.01             6/01/2021          6,000
  33,100    Escambia County                                      0.02             4/01/2039         33,100
  38,300    Garfield County Industrial Auth.                     0.06             1/01/2025         38,300

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

----------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                              VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY           (000)
----------------------------------------------------------------------------------------------------------
$  4,800    Heard County Dev. Auth.                              0.03%           12/01/2037    $     4,800
   3,500    Indiana Dev. Finance Auth.                           0.30            12/01/2038          3,500
   2,730    Jackson County                                       0.05             7/01/2022          2,730
  22,000    Martin County                                        0.04             7/15/2022         22,000
  15,000    Miami-Dade County IDA                                0.02             2/01/2023         15,000
  10,600    Mississippi Business Finance Corp.                   0.03             7/01/2025         10,600
   9,400    Mississippi Business Finance Corp.                   0.02            12/01/2027          9,400
  13,520    Mississippi Business Finance Corp.                   0.03             5/01/2028         13,520
   7,250    Mobile IDB                                           0.03             9/01/2031          7,250
  12,000    Monroe County Dev. Auth.                             0.04             4/01/2032         12,000
  20,000    Muskogee Industrial Trust                            0.05             6/01/2027         20,000
  20,800    Putnam County IDA                                    0.02             4/01/2032         20,800
  30,000    St. Lucie County                                     0.02             5/01/2024         30,000
  86,400    St. Lucie County                                     0.04             9/01/2028         86,400
                                                                                               -----------
                                                                                                   396,340
                                                                                               -----------
            ELECTRIC/GAS UTILITIES (0.7%)
  10,000    Chatom IDB (NBGA)                                    0.17             8/01/2041         10,000
  25,200    Long Island Power Auth. (LOC - Bayerische
             Landesbank)                                         0.02             5/01/2033         25,200
                                                                                               -----------
                                                                                                    35,200
                                                                                               -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
     900    Colorado Housing and Finance Auth. (LOC
             - Wells Fargo Bank, N.A.)                           0.18             8/01/2030            900
   1,060    Colorado Housing and Finance Auth. (LOC
             - Wells Fargo Bank, N.A.)                           0.18            10/01/2032          1,060
                                                                                               -----------
                                                                                                     1,960
                                                                                               -----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   4,955    Putnam County IDA (LOC - RBS Citizens, N.A.)         0.42             7/01/2032          4,955
     935    Springfield IDA (LOC - Federal Home Loan Bank
             of Des Moines)                                      0.10             8/01/2025            935
                                                                                               -----------
                                                                                                     5,890
                                                                                               -----------
            FOOD DISTRIBUTORS (0.0%)
     825    Alameda County IDA (LOC - Comerica Bank, N.A.)       0.17            12/01/2040            825
                                                                                               -----------
            FOOD RETAIL (0.1%)
   6,915    Saubels Market, Inc. (LOC - Fulton Bank)             1.00             5/01/2034          6,915
                                                                                               -----------
            FOREST PRODUCTS (0.1%)
   4,800    Rex Lumber, LLC (LOC - Federal Home Loan
             Bank of Dallas)                                     0.15             2/01/2022          4,800
                                                                                               -----------

================================================================================

16  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            GENERAL MERCHANDISE STORES (0.1%)
$  5,055    Marion EDA (LOC - Key Bank, N.A.)                    0.27%            2/01/2035   $    5,055
                                                                                              ----------
            GENERAL OBLIGATION (1.1%)
   7,500    Bridgeview (LOC - Harris Bank, N.A.)                 0.17            12/01/2038        7,500
   7,500    Bridgeview (LOC - Harris Bank, N.A.)                 0.17            12/01/2038        7,500
   7,025    Michigan Charter Township of Commerce
             (LOC - Comerica Bank, N.A.)                         0.18            10/01/2018        7,025
  34,545    Michigan Charter Township of Commerce
             (LOC - PNC Bank, N.A.)                              0.14            10/01/2034       34,545
                                                                                              ----------
                                                                                                  56,570
                                                                                              ----------
            HEALTH CARE EQUIPMENT (0.2%)
   1,590    Labcon North America (LOC - Bank of the West)        0.18             1/01/2040        1,590
   8,435    Labcon North America (LOC - Bank of the West)        0.18             6/01/2044        8,435
                                                                                              ----------
                                                                                                  10,025
                                                                                              ----------
            HEALTH CARE FACILITIES (3.7%)
   7,370    Alexandria IDA (LOC - Bank of America, N.A.)         0.16             7/01/2030        7,370
  10,280    Bronson Lifestyle Improvement & Research Center
             (LOC - Fifth Third Bank)                            0.22             9/01/2030       10,280
     285    Columbia County Capital Resource Corp.
             (LOC - HSBC Bank USA)                               0.16             7/01/2015          285
   2,040    Columbia County IDA (LOC - HSBC Bank USA)            0.16             7/01/2027        2,040
   2,750    Community Behavioral Healthcare Cooperative of
             Pennsylvania (LOC - Fulton Bank)                    1.00             9/01/2027        2,750
   2,785    Crozer Keystone Health System
             (LOC - TD Bank, N.A.)                               0.15            12/15/2021        2,785
     745    District of Columbia (LOC - Manufacturers &
             Traders Trust Co.)                                  0.52             7/01/2032          745
   3,975    Dunn Nursing Home, Inc. (LOC - Federal Home
             Loan Bank of Atlanta)                               0.15             2/01/2024        3,975
   8,170    Genoa Medical Dev., LLC (LOC - Fifth Third Bank)     0.24            12/01/2045        8,170
   6,075    Healthcare Network Properties, LLC
             (LOC - PNC Bank, N.A.)                              0.11             1/01/2029        6,075
   4,405    Heart Property, LLC (LOC - PNC Bank, N.A.)           0.14             7/01/2026        4,405
   2,000    HP LRHS Land, LLC (LOC - U.S. Bank, N.A.)            0.15            10/01/2030        2,000
   4,930    IHA Capital Dev., LLC (LOC - Fifth Third Bank)       0.24             6/01/2053        4,930
   2,005    Kingston HealthCare Co. (LOC - Fifth Third Bank)     0.24             1/01/2022        2,005
   4,115    Louisiana Public Facilities Auth.
             (LOC - Capital One, N.A.)                           0.42             7/01/2028        4,115
   3,705    MCE MOB IV, LP (LOC - PNC Bank, N.A.)                0.13             8/01/2022        3,705
   3,460    Medical Center of Athens (LOC - Federal Home
             Loan Bank of Atlanta)                               0.05             9/01/2032        3,460

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$  7,180    Medical Properties Investment Co.
             (LOC - Fifth Third Bank)                            0.24%           11/01/2035   $    7,180
   7,560    MediLucent MOB I, LP (LOC - PNC Bank, N.A.)          0.13             8/01/2030        7,560
  12,215    MMC Corp. (LOC - JPMorgan Chase Bank, N.A.)          0.38            11/01/2035       12,215
  10,765    New Tristate Ventures, LLC (LOC - Fifth Third Bank)  0.24             5/01/2026       10,765
   3,795    Onondaga County IDA (LOC - HSBC Bank USA)            0.15             1/01/2023        3,795
  19,480    OSF Finance Co., LLC (LOC - PNC Bank, N.A.)          0.11            12/01/2037       19,480
   2,565    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                      0.15             8/01/2037        2,565
   2,540    Premier Senior Living, LLC
             (LOC - Wells Fargo Bank, N.A.)                      0.15             8/01/2037        2,540
   6,690    Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                   0.15             8/01/2037        6,690
   4,660    Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                   0.15             8/01/2037        4,660
  23,290    Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                   0.15             8/01/2037       23,290
   3,015    Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                   0.15             8/01/2037        3,015
   3,875    Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                   0.15             8/01/2037        3,875
   2,165    Premier Senior Living, LLC (LOC - Wells
             Fargo Bank, N.A.)                                   0.15             8/01/2037        2,165
   5,465    Sawmill Creek Lodge Co. (LOC - Fifth Third Bank)     0.29            10/01/2026        5,465
   2,785    Syracuse IDA (LOC - HSBC Bank USA)                   0.15             1/01/2023        2,785
   5,775    Wisconsin Health and Educational Facilities Auth.
             (LOC - KBC Bank N.V.)                               0.10             3/01/2038        5,775
                                                                                              ----------
                                                                                                 192,915
                                                                                              ----------
            HEALTH CARE SERVICES (0.3%)
   7,030    Central Ohio Medical Textiles
             (LOC - PNC Bank, N.A.)                              0.13             3/01/2023        7,030
   6,240    Kaneville Road Joint Venture (LOC - Federal Home
             Loan Bank of Chicago)                               0.15            11/01/2032        6,240
   2,035    Vold Vision Ventures, LLC (LOC - Federal Home
             Loan Bank of Dallas)                                0.22            10/01/2039        2,035
                                                                                              ----------
                                                                                                  15,305
                                                                                              ----------
            HEALTH MISCELLANEOUS (0.1%)
   2,060    Kent Hospital Finance Auth. (LOC
             - Fifth Third Bank)                                 0.16            10/01/2041        2,060
   3,875    Michigan Strategic Fund Ltd. (LOC
             - Fifth Third Bank)                                 0.16             8/01/2023        3,875
                                                                                              ----------
                                                                                                   5,935
                                                                                              ----------

================================================================================

18  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            HOME FURNISHINGS (0.2%)
$  3,295    Caddo Parish IDB (LOC - Capital One, N.A.)           0.32%            7/01/2024   $    3,295
   2,000    Fulton County Dev. Auth. (LOC
             - Wells Fargo Bank, N.A.)                           0.15             6/01/2027        2,000
   2,300    Jasper County IDA (LOC - JPMorgan Chase
             Bank, N.A.)                                         0.20             8/01/2016        2,300
   1,800    Michigan Strategic Fund Ltd. (LOC - JPMorgan
             Chase Bank, N.A.)                                   0.13             9/01/2030        1,800
   2,050    Walton County Industrial Building Auth.
             (LOC - Wells Fargo Bank, N.A.)                      0.15            10/01/2017        2,050
                                                                                              ----------
                                                                                                  11,445
                                                                                              ----------
            HOME IMPROVEMENT RETAIL (0.1%)
   5,895    Brookhaven IDA (LOC - Capital One, N.A.)             0.37             1/01/2025        5,895
                                                                                              ----------
            HOSPITAL (1.0%)
   3,355    Albany IDA (LOC - RBS Citizens, N.A.)                0.98             5/01/2035        3,355
   2,590    Fayette County (LOC - PNC Bank, N.A.)                0.17             8/01/2023        2,590
   2,265    Johnson City Health and Educational Facilities
             Board (LOC - U.S. Bank, N.A.)                       0.11             7/01/2033        2,265
  12,845    Massachusetts Health and Educational Facilities
             Auth. (LOC - Wells Fargo Bank, N.A.)                0.01             7/01/2039       12,845
   7,500    Michigan Hospital Finance Auth.
             (LOC - Fifth Third Bank)                            0.15            12/01/2032        7,500
   7,500    Michigan Hospital Finance Auth.
             (LOC - Fifth Third Bank)                            0.15            12/01/2032        7,500
   8,510    Nassau Health Care Corp. (LOC - JPMorgan
             Chase Bank, N.A.)                                   0.11             8/01/2022        8,510
   8,485    West Virginia State Hospital Finance Auth.
             (LOC - Fifth Third Bank)                            0.11            10/01/2033        8,485
                                                                                              ----------
                                                                                                  53,050
                                                                                              ----------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
   2,700    Connecticut Dev. Auth. (LOC - TD Bank, N.A.)         0.21            12/01/2028        2,700
   1,820    Doghouse Properties, LLC (LOC - Federal Home
             Loan Bank of Atlanta)                               0.20             5/01/2027        1,820
   9,395    Forward Corp. (LOC - Fifth Third Bank)               0.24            12/01/2030        9,395
   2,611    Merger Hospitality, LLC (LOC - Fifth Third Bank)     0.29             4/01/2026        2,611
                                                                                              ----------
                                                                                                  16,526
                                                                                              ----------
            HOUSEWARES & SPECIALTIES (0.0%)
   1,620    Schulte Corp. (LOC - Fifth Third Bank)               0.24             9/01/2024        1,620
                                                                                              ----------
            INDUSTRIAL GASES (0.1%)
   4,000    Louisiana Public Facilities Auth.                    0.02            12/01/2042        4,000
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            INDUSTRIAL MACHINERY (0.2%)
$  2,770    AL-FE Heat Treating, Inc. (LOC - PNC Bank, N.A.)     0.14%            5/01/2021   $    2,770
   3,290    Fulton County Dev. Auth. (LOC - Federal Home
             Loan Bank of Atlanta)                               0.10             5/01/2030        3,290
     820    Henderson County (LOC - Wells Fargo Bank, N.A.)      0.14            11/01/2019          820
   2,075    Lynchburg IDA (LOC - PNC Bank, N.A.)                 0.10             3/01/2029        2,075
     720    Michigan Strategic Fund Ltd. (LOC - Fifth
             Third Bank)                                         0.20             3/01/2023          720
   1,445    Trumbull County (LOC - Key Bank, N.A.)               0.17             4/01/2017        1,445
                                                                                              ----------
                                                                                                  11,120
                                                                                              ----------
            INTEGRATED OIL & GAS (0.5%)
  20,000    Calhoun County Navigation IDA                        0.07             1/01/2024       20,000
   6,505    California Municipal Finance Auth.                   0.01            12/01/2029        6,505
                                                                                              ----------
                                                                                                  26,505
                                                                                              ----------
            LEISURE FACILITIES (0.3%)
   4,915    Cattail Creek Country Club, Inc. (LOC - Manufacturers
             & Traders Trust Co.)                                0.52             3/01/2031        4,915
   9,400    Turfway Park, LLC (LOC - Bank of America, N.A.)      0.30             7/01/2022        9,400
                                                                                              ----------
                                                                                                  14,315
                                                                                              ----------
            LEISURE PRODUCTS (0.1%)
   5,450    Charter Lakes Capital, LLC (LOC - U.S. Bank, N.A.)   0.16            10/01/2046        5,450
   1,840    Rhode Island Industrial Facilities Corp.
             (LOC - TD Bank, N.A.)                               0.10             2/01/2021        1,840
                                                                                              ----------
                                                                                                   7,290
                                                                                              ----------
            LIFE & HEALTH INSURANCE (1.1%)
   6,460    Harry M. Rubin 2014 Insurance Trust (LOC - Wells
             Fargo Bank, N.A.)                                   0.15             9/01/2034        6,460
   9,825    KVR Insurance Trust (LOC - Bank of Oklahoma, N.A.)   0.15             6/01/2034        9,825
   5,090    Larry L. Henry 2013 Family Trust (LOC - Wells
             Fargo Bank, N.A.)                                   0.15            11/01/2033        5,090
   3,950    Lavonia O. Frick Family Trust (LOC - Wells Fargo
             Bank, N.A.)                                         0.15             8/01/2028        3,950
  13,355    Lavonne Johnson Life Insurance Trust
             (LOC - Federal Home Loan Bank of Atlanta)           0.15             6/01/2031       13,355
   8,870    Lynette J. Keane Insurance Trust (LOC - Wells
             Fargo Bank, N.A.)                                   0.15            10/01/2033        8,870
   5,565    Raymon Lee Ince Irrevocable Trust (LOC - Bank of
             Oklahoma, N.A.)                                     0.15             7/01/2033        5,565

================================================================================

20  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$  1,850    Ronald Ray Irrevocable Life Insurance Trust
             (LOC - Federal Home Loan Bank of Atlanta)           0.15%            8/01/2022   $    1,850
                                                                                              ----------
                                                                                                  54,965
                                                                                              ----------
            MARINE (0.1%)
   4,935    Washington Economic Dev. Finance Auth.
             (LOC - Key Bank, N.A.)                              0.41             3/01/2037        4,935
                                                                                              ----------
            MOVIES & ENTERTAINMENT (0.3%)
  14,110     Esplanade Theatres, LLC (LOC - Federal Home Loan
             Bank of Dallas)                                     0.20            11/01/2042       14,110
   2,500    Kenner Theatres, LLC (LOC - Federal Home Loan
             Bank of Dallas)                                     0.20             2/01/2042        2,500
                                                                                              ----------
                                                                                                  16,610
                                                                                              ----------
            MULTIFAMILY HOUSING (1.8%)
   8,240    Alabama Housing Finance Auth.
             (LOC - U.S. Bank, N.A.)                             0.06            4/01/2037         8,240
   8,000    Florida Housing Finance Corp.
             (LOC - SunTrust Bank)                               0.24            4/01/2034         8,000
   7,400    Gwinnett County Housing Auth.
             (LOC - SunTrust Bank)                               0.25            3/01/2041         7,400
  10,000    Nebraska Investment Finance Auth.
             (LOC - Citibank, N.A.)                              0.05           10/01/2042        10,000
   4,785    Nevada Housing Division
             (LOC - Citibank, N.A.)                              0.06           10/01/2035         4,785
  16,900    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                 0.04           11/01/2038        16,900
   3,685    New York Housing Finance Agency
             (LOC - Citibank, N.A.)                              0.04            5/01/2039         3,685
  24,150    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                 0.03            5/01/2041        24,150
   6,600    New York Housing Finance Agency
             (LOC - Landesbank Hessen-Thuringen)                 0.04            5/01/2041         6,600
     965    Vermont Housing Finance Agency
             (LOC - Key Bank, N.A.)                              0.17            1/01/2038           965
     930    Washington Housing Finance Commission
             (LOC - Mizuho Corporate Bank Ltd.)                  0.23            6/15/2037           930
                                                                                              ----------
                                                                                                  91,655
                                                                                              ----------
            NURSING/CCRC (0.6%)
  10,565    Alexandria IDA (LOC - Wells Fargo Bank, N.A.)        0.02           10/01/2035        10,565
   2,340    Berks County Municipal Auth. (LOC - Citizens Bank
             of Pennsylvania)                                    0.34            5/15/2022         2,340

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$  3,270    Butler County Hospital Auth. (LOC - Citizens Bank
             of Pennsylvania)                                    0.34%           10/01/2042   $    3,270
  13,160    Jackson County EDC (LOC - Bank of America, N.A.)     0.03            11/01/2031       13,160
     705    Roanoke County EDA (LOC - Branch Banking
             & Trust Co.)                                        1.17            10/01/2028          705
                                                                                              ----------
                                                                                                  30,040
                                                                                              ----------
            OIL & GAS REFINING & MARKETING (0.2%)
   8,700    Port of Port Arthur Navigation District              0.11            12/01/2039        8,700
                                                                                              ----------
            PACKAGED FOODS & MEAT (0.4%)
   3,130    Brewster Dairy, Inc. (LOC - Bank of Montreal)        0.14             4/03/2023        3,130
   2,200    Indiana Finance Auth. (LOC - Bank of America, N.A.)  0.15            12/01/2027        2,200
   2,260    Lancaster IDA (LOC - Fulton Bank)                    1.00             6/01/2027        2,260
     530    Laurel County (LOC - Rabobank Nederland N.V.)        0.33             3/01/2015          530
   4,000    Michigan Strategic Fund Ltd. (LOC - AgriBank, FCB)   0.06             6/01/2024        4,000
   7,500    Premier Mushrooms, Inc. (LOC - CoBank, ACB)          0.15            12/01/2037        7,500
   3,460    St. Tammany Parish (LOC - Federal Home Loan
             Bank of Dallas)                                     0.18             7/01/2022        3,460
                                                                                              ----------
                                                                                                  23,080
                                                                                              ----------
            PAPER PACKAGING (0.0%)
     630    Washington Finance EDA (LOC - Wells Fargo
             Bank, N.A.)                                         0.21             4/01/2033          630
                                                                                              ----------
            PAPER PRODUCTS (0.1%)
     955    Jackson Paper Co. (LOC - Federal Home Loan Bank
             of Atlanta)                                         0.20             4/01/2027          955
   5,600    Willacoochee Dev. Auth. (LOC - Federal Home Loan
             Bank of Atlanta)                                    0.12             5/01/2021        5,600
                                                                                              ----------
                                                                                                   6,555
                                                                                              ----------
            PHARMACEUTICALS (1.5%)
   7,000    Montgomery County IDA (LOC - Landesbank
             Hessen-Thuringen)                                   0.13             4/01/2022        7,000
  20,000    New Hampshire Business Finance Auth.
             (LOC - Landesbank Hessen-Thuringen)                 0.13            11/01/2020       20,000
  19,500    New Hampshire Business Finance Auth.
             (LOC - Landesbank Hessen-Thuringen)                 0.13             9/01/2025       19,500
  30,000    New Hampshire Business Finance Auth.
             (LOC - Landesbank Hessen-Thuringen)                 0.13             4/01/2030       30,000
                                                                                              ----------
                                                                                                  76,500
                                                                                              ----------
            PUBLISHING (0.0%)
   1,800    Washington Economic Dev. Finance Auth.
             (LOC - U.S. Bank, N.A.)                             0.13             1/01/2033        1,800
                                                                                              ----------

================================================================================

22  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            REAL ESTATE OPERATING COMPANIES (3.0%)
$  3,070    Beaver Creek Enterprises, Inc.
             (LOC - PNC Bank, N.A.)                              0.14%            3/02/2020   $    3,070
   2,680    Cain Capital Investments, LLC (LOC - Federal
              Home Loan Bank of Cincinnati)                      0.26            10/01/2046        2,680
  31,195    Carew Realty, Inc. (LOC - Fifth Third Bank)          0.24             5/01/2037       31,195
   3,300    Dennis Wesley Co., Inc. (LOC - Federal Home
             Loan Bank of Indianapolis)                          0.15             6/15/2034        3,300
   3,189    East Anderson Housing, LLC
             (LOC - Fifth Third Bank)                            0.29             8/01/2055        3,189
   4,305    East Hempfield IDA (LOC - Fulton Bank)               0.75            10/15/2026        4,305
  11,545    Elsinore Properties, LP (LOC - Fifth Third Bank)     0.24             2/01/2037       11,545
   4,275    EMF, LLC (LOC - Comerica Bank, N.A.)                 0.25             6/01/2042        4,275
   4,515    Forsyth County (LOC - Fifth Third Bank)              0.18             1/01/2037        4,515
   2,747    Herman & Kittle Capital, LLC
             (LOC - Fifth Third Bank)                            0.24             6/01/2055        2,747
   2,190    Hostun, LLC (LOC - Fifth Third Bank)                 0.29            12/01/2027        2,190
   1,675    Icon Finance, LLC (LOC - Fifth Third Bank)           0.29             5/15/2026        1,675
     785    Indianapolis (LOC - RBS Citizens, N.A.)              0.30            11/01/2042          785
   1,620    Islip IDA (LOC - Citibank, N.A.)                     0.27            12/01/2020        1,620
   4,474    J Investments, LLC (LOC - Fifth Third Bank)          0.24            12/01/2055        4,474
   6,640    Koar D' Iberville Center (LOC - Federal Home Loan
             Bank of Dallas)                                     0.16             1/01/2033        6,640
   4,880    Lodge Apartments Holdings, LLC (LOC - Mizuho
             Corporate Bank Ltd.)                                0.17             3/01/2026        4,880
   2,325    Michigan Equity Group, LLC
             (LOC - Fifth Third Bank)                            0.24             4/01/2034        2,325
   4,000    Michigan Equity Group, LLC
             (LOC - Fifth Third Bank)                            0.24            12/01/2034        4,000
   4,850    New York City Housing Dev. Corp.
             (LOC - Landesbank Hessen-Thuringen)                 0.07            12/01/2036        4,850
   3,900    Partisan Property, Inc. (LOC - Wells Fargo
             Bank, N.A.)                                         0.16             9/01/2044        3,900
   2,900    Pennsylvania Economic Dev. Financing Auth.
             (LOC - PNC Bank, N.A.)                              0.13             4/01/2035        2,900
   1,135    Science & Tech Campus (LOC - Fifth Third Bank)       0.29            11/01/2020        1,135
  16,545    Sugar Creek Finance Co., LLC
             (LOC - Northern Trust Co.)                          0.14             6/01/2042       16,545
  25,000    Sunroad Centrum Apartments 23, LP
             (LOC - Comerica Bank, N.A.)                         0.17             8/01/2052       25,000
   3,565    Syracuse IDA (LOC - Key Bank, N.A.)                  0.17            10/01/2039        3,565
                                                                                              ----------
                                                                                                 157,305
                                                                                              ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
            REAL ESTATE TAX/FEE (0.3%)
$  3,700    Jasper, Morgan, Newton, & Walton County
             (LOC - JPMorgan Chase Bank, N.A.)                   0.16%           12/01/2020   $    3,700
  10,000    Traer Creek Metropolitan District
             (LOC - BNP Paribas)                                 0.11            10/01/2030       10,000
                                                                                              ----------
                                                                                                  13,700
                                                                                              ----------
            REGIONAL BANKS (0.1%)
   2,400    Cobb County IDA (LOC - Federal Home Loan Bank
             of Atlanta)                                         0.15             2/01/2030        2,400
                                                                                              ----------
            RESTAURANTS (0.1%)
   7,440    B.F. Ft. Myers, Inc. (LOC - Fifth Third Bank)        0.24            11/01/2017        7,440
                                                                                              ----------
            SEMICONDUCTOR EQUIPMENT (0.2%)
   9,920    Saratoga County IDA (LOC - JPMorgan
             Chase Bank, N.A.)                                   0.09            11/01/2021        9,920
                                                                                              ----------
            SINGLE FAMILY HOUSING (0.1%)
   3,975    Montgomery County (LOC - PNC Bank, N.A.)             0.11             7/01/2039        3,975
                                                                                              ----------
            SOLID WASTE DISPOSAL (0.1%)
   5,100    Calcasieu Parish IDB (LOC - JPMorgan
             Chase Bank, N.A.)                                   0.08            12/01/2024        5,100
   1,200    Calcasieu Parish IDB (LOC - JPMorgan
             Chase Bank, N.A.)                                   0.08             6/01/2025        1,200
                                                                                              ----------
                                                                                                   6,300
                                                                                              ----------
            SPECIAL ASSESSMENT/TAX/FEE (0.1%)
   3,135    Sheridan Redevelopment Agency (LOC - JPMorgan
             Chase Bank, N.A.)                                   0.20            12/01/2029        3,135
                                                                                              ----------
            SPECIALTY STORES (0.7%)
  32,670    Bass Pro Rossford Development Co., LLC
             (LOC - Fifth Third Bank)                            0.29            11/01/2027       32,670
   2,650    Nextgen Automotive, LLC (LOC - Fifth Third Bank)     0.24             4/01/2048        2,650
                                                                                              ----------
                                                                                                  35,320
                                                                                              ----------
            STEEL (1.2%)
   2,050    Berkeley County                                      0.23             9/01/2028        2,050
  19,000    Berkeley County                                      0.19             4/01/2031       19,000
     522    Decatur IDB                                          0.23             8/01/2036          522
   3,965    Klein Steel Services, Inc. (LOC - Manufacturers
             & Traders Trust Co.) (b)                            0.52             8/01/2025        3,965

================================================================================

24  | USAA MONEY MARKET FUND

================================================================================

--------------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                        COUPON OR                            VALUE
(000)       SECURITY                                        DISCOUNT RATE         MATURITY         (000)
--------------------------------------------------------------------------------------------------------
$  2,500    Mississippi Business Finance Corp. (LOC - Federal
             Home Loan Bank of Dallas)                           0.16%            7/01/2020   $    2,500
  20,000    SSAB AB (LOC - Swedbank AB)                          0.15             4/01/2034       20,000
  15,000    SSAB AB (LOC - Credit Agricole Corp. Inv. Bank)      0.15             5/01/2034       15,000
                                                                                              ----------
                                                                                                  63,037
                                                                                              ----------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.0%)
   1,350    Alameda County IDA (LOC - Bank of the West)          0.18            12/01/2040        1,350
                                                                                              ----------
            WATER UTILITIES (0.1%)
   4,000    Indiana Finance Auth. (LOC - Fifth Third Bank)       0.18            12/01/2028        4,000
   1,304    L3 Corp. (LOC - Fifth Third Bank)                    0.29            10/01/2034        1,304
                                                                                              ----------
                                                                                                   5,304
                                                                                              ----------
            WATER/SEWER UTILITY (0.1%)
   5,155    Hesperia Public Financing Auth.
             (LOC - Bank of the West)                            0.16             6/01/2026        5,155
                                                                                              ----------
            Total Variable-Rate Demand Notes (cost: $2,083,361)                                2,083,361
                                                                                              ----------

            ADJUSTABLE-RATE NOTES (4.0%)

            DIVERSIFIED BANKS (3.0%)
  48,661    JPMorgan Chase & Co.                                 0.71             4/23/2015       48,695
  47,235    JPMorgan Chase & Co.                                 0.91            10/15/2015       47,379
  10,660    JPMorgan Chase & Co.                                 0.85             2/26/2016       10,686
  16,250    Rabobank Nederland N.V.                              0.27             2/05/2015       16,250
  33,339    Wells Fargo & Co.                                    0.46            10/28/2015       33,362
                                                                                              ----------
                                                                                                 156,372
                                                                                              ----------
            GENERAL OBLIGATION (0.8%)
  45,000    Golden Empire Schools Financing Auth.                0.22             5/01/2015       45,000
                                                                                              ----------

            INVESTMENT BANKING & BROKERAGE (0.2%)
   1,349    Morgan Stanley                                       3.00             8/30/2015        1,366
  10,285    Morgan Stanley                                       0.73            10/15/2015       10,302
                                                                                              ----------
                                                                                                  11,668
                                                                                              ----------
            Total Adjustable-Rate Notes (cost: $213,040)                                         213,040
                                                                                              ----------

            TOTAL INVESTMENTS (COST: $5,323,182)                                              $5,323,182
                                                                                              ==========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
($ in 000s)                                                VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------------------
                                          (LEVEL 1)            (LEVEL 2)           (LEVEL 3)
                                      QUOTED PRICES    OTHER SIGNIFICANT         SIGNIFICANT
                                  IN ACTIVE MARKETS           OBSERVABLE        UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS               INPUTS              INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                           $-           $1,407,002                  $-       $1,407,002
Commercial Paper                                  -            1,614,779                   -        1,614,779
Put Bonds                                         -                5,000                   -            5,000
Variable-Rate Demand Notes                        -            2,083,361                   -        2,083,361
Adjustable-Rate Notes                             -              213,040                   -          213,040
-------------------------------------------------------------------------------------------------------------
Total                                            $-           $5,323,182                  $-       $5,323,182
-------------------------------------------------------------------------------------------------------------

================================================================================

26  | USAA MONEY MARKET FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Values of securities are determined by procedures and practices discussed in
   Note 1 to the financial statements.

   The cost of securities at January 31, 2015, for federal income tax purposes, was approximately the same as reported in the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   COMMERCIAL PAPER - unsecured promissory notes with maturities ranging from two to 270 days, issued mainly by the most creditworthy corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it may also be interest-bearing.

   PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  27

================================================================================

   VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

   ADJUSTABLE-RATE NOTES - similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   CSD     Central School District
   EDA     Economic Development Authority
   EDC     Economic Development Corp.
   IDA     Industrial Development Authority/Agency
   IDB     Industrial Development Board
   IDC     Industrial Development Corp.
   ISD     Independent School District

   CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

   The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission
   (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally are rated or subject to a guarantee that is rated in one of the two highest categories for short-term securities by at least two Nationally Recognized Statistical Rating Organizations (NRSROs), or by one NRSRO if the security is rated by only one NRSRO, or if unrated, determined by USAA Asset Management

================================================================================

28  | USAA MONEY MARKET FUND

================================================================================

   Company (the Manager) to be of comparable quality. In addition, the Manager must consider whether a particular investment presents minimal credit risk in accordance with SEC guidelines applicable to money market funds.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from Minnesota General Obligation or National Rural Utility Corp.

o  SPECIFIC NOTES

   (a) At January 31, 2015, the aggregate market value of securities purchased on a when-issued basis was $4,406,000.

   (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by USAA Mutual Funds Trust's Board of Trustees (the Board), unless otherwise noted as illiquid.

   (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

   (d) At January 31, 2015, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  29

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities (amortized cost approximates market value)       $5,323,182
   Cash                                                                            1,219
   Receivables:
       Capital shares sold                                                        12,365
       USAA Asset Management Company (Note 4C)                                       267
       Interest                                                                    6,239
                                                                              ----------
           Total assets                                                        5,343,272
                                                                              ----------
LIABILITIES
   Payables:
      Securities purchased                                                        77,544
      Capital shares redeemed                                                     11,118
      Dividends on capital shares                                                     12
   Accrued management fees                                                         1,075
   Accrued transfer agent's fees                                                     733
   Other accrued expenses and payables                                                98
                                                                              ----------
          Total liabilities                                                       90,580
                                                                              ----------
              Net assets applicable to capital shares outstanding             $5,252,692
                                                                              ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                             $5,252,729
  Overdistribution of net investment income                                          (36)
  Accumulated net realized loss on investments                                        (1)
                                                                              ----------
              Net assets applicable to capital shares outstanding             $5,252,692
                                                                              ==========
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                 5,253,251
                                                                              ==========
  Net asset value, redemption price, and offering price per share             $     1.00
                                                                              ==========

See accompanying notes to financial statements.

================================================================================

30  | USAA MONEY MARKET FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                        $ 5,912
                                                                          -------
EXPENSES
   Management fees                                                          6,349
   Administration and servicing fees                                        2,645
   Transfer agent's fees                                                    7,316
   Custody and accounting fees                                                267
   Postage                                                                    286
   Shareholder reporting fees                                                  71
   Trustees' fees                                                              12
   Registration fees                                                           52
   Professional fees                                                          109
   Other                                                                       45
                                                                          -------
      Total expenses                                                       17,152
   Expenses reimbursed                                                    (11,476)
                                                                          -------
      Net expenses                                                          5,676
                                                                          -------
NET INVESTMENT INCOME                                                         236
                                                                          -------
NET REALIZED GAIN ON INVESTMENTS
  Net realized gain                                                            28
                                                                          -------
  Increase in net assets resulting from operations                        $   264
                                                                          =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  31

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July 31,
2014

--------------------------------------------------------------------------------------------------
                                                                        1/31/2015        7/31/2014
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $         236   $          526
   Net realized gain on investments                                            28               15
                                                                    ------------------------------
   Increase in net assets resulting from operations                           264              541
                                                                    ------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                     (265)            (555)
   Net realized gains                                                         (31)               -
                                                                    ------------------------------
   Distributions to shareholders                                             (296)            (555)
                                                                    ------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                            1,920,587        3,123,762
   Reinvested dividends                                                       291              549
   Cost of shares redeemed                                             (1,860,829)      (3,071,848)
                                                                    ------------------------------
       Increase in net assets from capital share transactions              60,049           52,463
                                                                    ------------------------------
   Net increase in net assets                                              60,017           52,449

NET ASSETS
   Beginning of period                                                  5,192,675        5,140,226
                                                                    ------------------------------
   End of period                                                       $5,252,692       $5,192,675
                                                                    ------------------------------
Overdistribution of net investment income:
   End of period                                                    $         (36)  $           (7)
                                                                    ==============================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                           1,920,587        3,123,762
  Shares issued for dividends reinvested                                      291              549
  Shares redeemed                                                      (1,860,829)      (3,071,848)
                                                                    ------------------------------
     Increase in shares outstanding                                        60,049           52,463
                                                                    ==============================

See accompanying notes to financial statements.

================================================================================

32  | USAA MONEY MARKET FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Money Market Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek the highest income consistent with preservation of capital and the maintenance of liquidity.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

    2. Repurchase agreements are valued at cost, which approximates market value.

    3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs

================================================================================

34  | USAA MONEY MARKET FUND

================================================================================

    that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

E. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. At January 31, 2015, the Fund did not hold any repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. As of January 31, 2015, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,406,000; all of which were when-issued securities.

G. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, custodian and other bank credits reduced the Fund's expenses by less than $500.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

================================================================================

36  | USAA MONEY MARKET FUND

================================================================================

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $13,000, which represents 7.5% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no pre-enactment or post-enactment capital loss carryforwards, for federal income tax purposes.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, and for directly managing the day-to-day investment of the Fund's assets, subject to the authority of and supervision by the Board.

    The Fund's investment management fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets for the fiscal year. For the six-month period ended January 31, 2015, the Fund incurred management fees, paid or payable to the Manager, of $6,349,000.

B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended January 31, 2015, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $2,645,000.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $83,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

================================================================================

38  | USAA MONEY MARKET FUND

================================================================================

C. EXPENSE LIMITATION - The Manager has voluntarily agreed, on a temporary basis, to reimburse management, administrative, or other fees to limit the Fund's expenses and attempt to prevent a negative yield. The Manager can modify or terminate this arrangement at any time without prior notice to shareholders. For the six-month period ended January 31, 2015, the Fund incurred reimbursable expenses of $11,476,000, of which $267,000 was receivable from the Manager.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2015, the Fund incurred transfer agent's fees, paid or payable to SAS, of $7,316,000.

E. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2015, USAA and its affiliates owned 9,023,000 shares, which represents 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) REGULATORY MATTERS

In July 2014, the Securities and Exchange Commission (SEC) adopted amendments to the rules that govern money market mutual funds under the 1940 Act, to reform the structure and operations of these funds. The amendments will require certain money market funds to sell and redeem

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

shares at prices based on their market value (a floating net asset value). The amendments will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. Management is currently evaluating the impact of these rules amendments. Initial compliance dates for the various amendments range from July 2015 to October 2016.

================================================================================

40  | USAA MONEY MARKET FUND

================================================================================

(7) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                       SIX-MONTH
                                      PERIOD ENDED
                                       JANUARY 31,                            YEAR ENDED JULY 31,
                                   ------------------------------------------------------------------------------------------
                                         2015            2014            2013            2012            2011            2010
                                   ------------------------------------------------------------------------------------------
Net asset value at
 beginning of period               $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                   ------------------------------------------------------------------------------------------
Income from investment
    operations:
 Net investment income(a)                  00             .00             .00             .00             .00             .00
 Net realized and
  unrealized gain(a)                      .00             .00             .00             .00             .00             .00
                                   ------------------------------------------------------------------------------------------
Total from investment
 operations(a)                            .00             .00             .00             .00             .00             .00
                                   ------------------------------------------------------------------------------------------
Less distributions from:
 Net investment income(a)                (.00)           (.00)           (.00)           (.00)           (.00)           (.00)
 Realized capital gains                  (.00)(a)        (.00)(a)        (.00)(a)           -               -               -
                                   ------------------------------------------------------------------------------------------
Total distributions(a)                   (.00)           (.00)           (.00)           (.00)           (.00)           (.00)
                                   ------------------------------------------------------------------------------------------
Net asset value at
 end of period                     $     1.00      $     1.00      $     1.00      $     1.00      $     1.00      $     1.00
                                   ==========================================================================================
Total return (%)*                         .01             .01             .01             .03(c)          .02             .16(b)
Net assets at
 end of period (000)               $5,252,692      $5,192,675      $5,140,226      $4,879,905      $5,020,709      $5,317,166
Ratios to average
 net assets:**
 Expenses (%)(d)                          .21(e)          .22             .30             .34(c)          .40             .56(b)
Expenses, excluding
 reimbursements (%)(d)                    .65(e)          .63             .63             .65(c)          .65             .62(b)
 Net investment income (%)                .01(e)          .01             .01             .03             .01             .17
  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $5,247,466,000.
(a) Represents less than $0.01 per share.
(b) During the year ended July 31, 2010, SAS reimbursed the Fund $817,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by
    0.01%. This decrease is excluded from the expense ratios in the Financial
    Highlights table.
(c) During the year ended July 31, 2012, SAS reimbursed the Fund $853,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund's total return was less than 0.01%. The reimbursement decreased the Fund's expense ratios by
    0.02%. This decrease is excluded from the expense ratios in the Financial
    Highlights table.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         (.00%)(+)          -            (.00%)(+)       (.00%)(+)       (.00%)(+)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account

================================================================================

42  | USAA MONEY MARKET FUND

================================================================================

balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                          EXPENSES PAID
                                            BEGINNING               ENDING                DURING PERIOD*
                                          ACCOUNT VALUE          ACCOUNT VALUE           AUGUST 1, 2014 -
                                          AUGUST 1, 2014        JANUARY 31, 2015         JANUARY 31, 2015
                                          ---------------------------------------------------------------
Actual                                      $1,000.00              $1,000.10                  $1.06
Hypothetical
(5% return before expenses)                  1,000.00               1,024.15                   1.07

*Expenses are equal to the Fund's annualized expense ratio of 0.21%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account value on the first line in the table is based on its actual total return of 0.01% for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT usaa.com                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at usaa.com; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

================================================================================

                                                                  --------------
    USAA                                                             PRSRT STD
    9800 Fredericksburg Road                                       U.S. Postage
    San Antonio, TX 78288                                              PAID
                                                                       USAA
                                                                  --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on usaa.com select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
       USAA       We know what it means to serve.(R)           [LOGO OF RECYCLE]
                                                                     10%
   =============================================================================
   23428-0315                                (C)2015, USAA. All rights reserved.


   ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance  Committee   selects and nominates  candidates for
membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified
in fund disclosure  documents or as received by   AMCO or  a fund officer.  Any
recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise;
affiliations;  experience   relating to  serving on the  Board; and references.
The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.












                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.